CAPITAL RISK MANAGEMENT - Reconciliation of Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash provided by operating activities	$ 6,059	$ 5,680
Add (deduct):
Capital expenditures	(3,707)	(4,041)
Interest on borrowings, net and capitalized interest	(1,924)	(1,986)
Interest paid, net	2,070	2,087
Restructuring, acquisition and other	439	406
Program rights amortization	(86)	(63)
Change in net operating assets and liabilities	592	876
Dividends paid by subsidiaries to non-controlling interest	(133)	0
Post-employment benefits contributions, net of expense	(75)	(82)
Cash flows relating to other operating activities	128	166
Other investment losses (income)	(7)	2
Free cash flow	$ 3,356	$ 3,045